UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     KSA Capital Management, LLC

Address:  4 Essex Avenue, 4th Floor
          Bernardsville, New Jersey 07924


13F File Number: 028-14083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel Khoshaba
Title:  Managing Member
Phone:  (908) 766-3331


Signature, Place and Date of Signing:


/s/ Daniel Khoshaba         Bernardsville, New Jersey        February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total: $141,286
                                       (thousands)


List of Other Included Managers:

None

                                                     FORM 13F INFORMATION TABLE
                                                    KSA Capital Management, LLC
                                                         December 31, 2011
COLUMN 1                      COLUMN 2          COLUMN 3     COLUMN 4        COLUMN 5     COL 6   COL 7            COLUMN 8

                                                             VALUE      SHRS OR SH/ PUT/  INVSMT  OTHR         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP        (X$1000)   PRN AMT PRN CALL  DSCRTN  MGRS    SOLE      SHARED     NONE
ABB LTD                       SPONSORED ADR     000375204     2,071     110,000 SH        SOLE             110,000    0         0
ABBOTT LABS                   COM               002824100     1,912      34,300 SH        SOLE              34,300    0         0
AEP INDS INC                  COM               1031103      26,071     926,140 SH        SOLE             926,140    0         0
ALTRIA GROUP INC              COM               02209S103     1,723      58,100 SH        SOLE              58,100    0         0
AMC NETWORKS INC              CL A              00164V103        56       1,500 SH        SOLE               1,500    0         0
AT&T INC                      COM               00206R102     1,886      63,300 SH        SOLE              63,300    0         0
CABLEVISION SYS CORP          CL A NY CABLVS    12686C109     2,457     172,800 SH        SOLE             172,800    0         0
CAMPBELL SOUP CO              COM               134429109     1,556      46,800 SH        SOLE              46,800    0         0
CLOROX CO DEL                 COM               189054109     1,946      29,500 SH        SOLE              29,500    0         0
COCA COLA CO                  COM               191216100     1,924      27,500 SH        SOLE              27,500    0         0
CROWN HOLDINGS INC            COM               228368106     5,078     151,207 SH        SOLE             151,207    0         0
DANA HLDG CORP                COM               235825205     2,928     241,000 SH        SOLE             241,000    0         0
GAMESTOP CORP NEW             CL A              36467W109     5,970     247,400 SH        SOLE             247,400    0         0
HASBRO INC                    COM               418056107     3,241     102,500 SH        SOLE             102,500    0         0
HOME DEPOT INC                COM               437076102     9,576     227,781 SH        SOLE             227,781    0         0
JOHNSON & JOHNSON             COM               478160104     1,948      29,700 SH        SOLE              29,700    0         0
KIMBERLY CLARK CORP           COM               494368103     2,692      36,600 SH        SOLE              36,600    0         0
KRAFT FOODS INC               CL A              50075N104     2,447      65,500 SH        SOLE              65,500    0         0
MCDONALDS CORP                COM               580135101     8,829      88,000 SH        SOLE              88,000    0         0
MICROSOFT CORP                COM               594918104     2,284      88,000 SH        SOLE              88,000    0         0
MOTOROLA SOLUTIONS INC        COM NEW           620076307     2,477      53,500 SH        SOLE              53,500    0         0
PEPSICO INC                   COM               713448108     5,374      81,000 SH        SOLE              81,000    0         0
PROCTER & GAMBLE CO           COM               742718109     8,869     134,009 SH        SOLE             134,009    0         0
QUAD / GRAPHICS INC           COM CL A          747301109       370      25,799 SH        SOLE              25,799    0         0
ROCK-TENN CO                  CL A              772739207     5,508      95,760 SH        SOLE              95,760    0         0
TIME WARNER CABLE INC         COM               88732J207     2,924      46,000 SH        SOLE              46,000    0         0
TRW AUTOMOTIVE HLDGS CORP     COM               87264S106     2,911      89,300 SH        SOLE              89,300    0         0
TYCO INTERNATIONAL LTD SHS    SHS               H89128104    10,452     224,900 SH        SOLE             224,900    0         0
UNITED TECHNOLOGIES CORP      COM               913017109     6,594      90,224 SH        SOLE              90,224    0         0
VERIZON COMMUNICATIONS INC    COM               92343V104     2,020      51,000 SH        SOLE              51,000    0         0
XYLEM INC                     COM               98419M100     7,191     279,914 SH        SOLE             279,914    0         0















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